Employee Benefits - Summary of Plan Asset Allocation Plan Asset Allocation (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
TD Pension Plan [member]
Disclosure of fair value of plan assets [line items]
% of total	100.00%	100.00%	100.00%
TD Pension Plan [member] | Unquoted [member]
Disclosure of fair value of plan assets [line items]
Debt	$ 634	$ 497	$ 484
Equity	503	470	478
Alternative investments	229	122	68
Other	111	63	56
Total	1,477	1,152	1,086
TD Pension Plan [member] | Quoted [member]
Disclosure of fair value of plan assets [line items]
Equity	504	396	324
Total	$ 504	$ 396	$ 324
TD Pension Plan [member] | Debt securities [member]
Disclosure of fair value of plan assets [line items]
% of total	34.00%	34.00%	36.00%
TD Pension Plan [member] | Debt securities [member] | Minimum [Member]
Disclosure of fair value of plan assets [line items]
Acceptable range	25.00%	25.00%	25.00%
TD Pension Plan [member] | Debt securities [member] | Maximum [Member]
Disclosure of fair value of plan assets [line items]
Acceptable range	50.00%	50.00%	56.00%
TD Pension Plan [member] | Equity [member]
Disclosure of fair value of plan assets [line items]
% of total	54.00%	58.00%	59.00%
TD Pension Plan [member] | Equity [member] | Minimum [Member]
Disclosure of fair value of plan assets [line items]
Acceptable range	30.00%	30.00%	30.00%
TD Pension Plan [member] | Equity [member] | Maximum [Member]
Disclosure of fair value of plan assets [line items]
Acceptable range	70.00%	65.00%	65.00%
TD Pension Plan [member] | Investment funds and trusts [member]
Disclosure of fair value of plan assets [line items]
% of total	12.00%	8.00%	5.00%
TD Pension Plan [member] | Investment funds and trusts [member] | Minimum [Member]
Disclosure of fair value of plan assets [line items]
Acceptable range	5.00%	3.00%	0.00%
TD Pension Plan [member] | Investment funds and trusts [member] | Maximum [Member]
Disclosure of fair value of plan assets [line items]
Acceptable range	35.00%	25.00%	20.00%
Society [Member]
Disclosure of fair value of plan assets [line items]
% of total	100.00%	100.00%	100.00%
Society [Member] | Unquoted [member]
Disclosure of fair value of plan assets [line items]
Debt	$ 3,374	$ 2,885	$ 2,903
Equity	976	869	511
Alternative investments	760	551	376
Other	(276)	(107)	46
Total	4,834	4,198	3,836
Society [Member] | Quoted [member]
Disclosure of fair value of plan assets [line items]
Equity	1,002	897	1,248
Alternative investments			42
Total	$ 1,002	$ 897	$ 1,290
Society [Member] | Debt securities [member]
Disclosure of fair value of plan assets [line items]
% of total	55.00%	55.00%	57.00%
Society [Member] | Debt securities [member] | Minimum [Member]
Disclosure of fair value of plan assets [line items]
Acceptable range	40.00%	40.00%	40.00%
Society [Member] | Debt securities [member] | Maximum [Member]
Disclosure of fair value of plan assets [line items]
Acceptable range	70.00%	70.00%	70.00%
Society [Member] | Equity [member]
Disclosure of fair value of plan assets [line items]
% of total	32.00%	34.00%	35.00%
Society [Member] | Equity [member] | Minimum [Member]
Disclosure of fair value of plan assets [line items]
Acceptable range	24.00%	24.00%	24.00%
Society [Member] | Equity [member] | Maximum [Member]
Disclosure of fair value of plan assets [line items]
Acceptable range	42.00%	42.00%	42.00%
Society [Member] | Investment funds and trusts [member]
Disclosure of fair value of plan assets [line items]
% of total	13.00%	11.00%	8.00%
Society [Member] | Investment funds and trusts [member] | Minimum [Member]
Disclosure of fair value of plan assets [line items]
Acceptable range	6.00%	6.00%	0.00%
Society [Member] | Investment funds and trusts [member] | Maximum [Member]
Disclosure of fair value of plan assets [line items]
Acceptable range	35.00%	35.00%	35.00%